Quarterly Holdings Report
for
Fidelity® Series International Credit Fund
September 30, 2025
SUN-NPRT3-1125
1.9882623.108
Foreign Government and Government Agency Obligations - 6.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.4%
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	800,000	499,398
CANADA - 2.5%
Canadian Government 1.5% 12/1/2031	CAD	3,930,000	2,604,440
Canadian Government 1.5% 6/1/2031	CAD	300,000	200,590
Canadian Government 2% 6/1/2032	CAD	235,000	159,409
Canadian Government 2.75% 6/1/2033	CAD	260,000	183,464
Canadian Government 3% 6/1/2034	CAD	40,000	28,523
TOTAL CANADA			3,176,426
JAPAN - 1.1%
Japan Government 0.9% 9/20/2034	JPY	60,000,000	382,444
Japan Government Treasury Bills 0% 12/8/2025 (c)	JPY	138,000,000	932,303
TOTAL JAPAN			1,314,747
MULTI-NATIONAL - 1.4%
European Union 0.75% 4/4/2031 (b)	EUR	207,000	220,151
European Union 2.5% 12/4/2031 (b)	EUR	254,000	294,712
European Union 3.375% 12/12/2035 (b)	EUR	430,000	514,113
European Union 4% 4/4/2044 (b)	EUR	624,000	755,843
TOTAL MULTI-NATIONAL			1,784,819
ROMANIA - 0.8%
Romanian Republic 2.124% 7/16/2031 (b)	EUR	100,000	100,088
Romanian Republic 5.875% 7/11/2032 (b)	EUR	400,000	480,187
Romanian Republic 6.375% 9/18/2033 (b)	EUR	300,000	369,297
TOTAL ROMANIA			949,572
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,533,208)			7,724,962

Non-Convertible Corporate Bonds - 61.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.7%
Financials - 1.4%
Banks - 0.6%
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		200,000	180,929
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(e)	EUR	400,000	470,994
			651,923
Financial Services - 0.3%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	400,000	436,071
Insurance - 0.5%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(e)	GBP	500,000	625,669
TOTAL FINANCIALS			1,713,663

Utilities - 0.3%
Electric Utilities - 0.3%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	530,000	372,819
TOTAL AUSTRALIA			2,086,482
AUSTRIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (b)	EUR	100,000	119,905
BELGIUM - 1.4%
Consumer Staples - 0.5%
Food Products - 0.5%
Barry Callebaut Services NV 4.25% 8/19/2031 (b)	EUR	500,000	600,048
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Fluxys SA 4% 11/28/2030 (b)	EUR	500,000	597,483
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Shurgard Luxembourg Sarl 4% 5/27/2035 (b)	EUR	500,000	590,184
TOTAL BELGIUM			1,787,715
CANADA - 2.2%
Financials - 2.2%
Banks - 2.2%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(e)	EUR	1,300,000	1,531,160
Royal Bank of Canada 3.125% 9/27/2031 (b)(e)	EUR	530,000	622,527
Toronto Dominion Bank 3.357% 9/22/2032 (b)	EUR	500,000	584,997

TOTAL CANADA			2,738,684
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	275,000	266,363
DENMARK - 1.8%
Consumer Staples - 0.5%
Beverages - 0.4%
Carlsberg Breweries A/S 3.25% 2/28/2032 (b)	EUR	350,000	412,104
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	150,000	182,943
TOTAL CONSUMER STAPLES			595,047

Financials - 1.3%
Banks - 1.3%
Danske Bank A/S 3.875% 1/9/2032 (b)(e)	EUR	1,055,000	1,278,902
Jyske Bank A/S 5.125% 5/1/2035 (b)(e)	EUR	258,000	320,658
			1,599,560
TOTAL DENMARK			2,194,607
FINLAND - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Citycon Treasury BV 5% 3/11/2030 (b)	EUR	100,000	117,451
Citycon Treasury BV 5.375% 7/8/2031 (b)	EUR	100,000	118,058

TOTAL FINLAND			235,509
FRANCE - 4.9%
Communication Services - 0.3%
Media - 0.3%
Publicis Groupe SA 3.375% 6/12/2032 (b)	EUR	300,000	352,149
Consumer Discretionary - 0.4%
Automobiles - 0.4%
RCI Banque SA 4.75% 3/24/2037 (b)(e)	EUR	200,000	238,908
RCI Banque SA 5.5% 10/9/2034 (b)(e)	EUR	200,000	246,993
			485,901
Financials - 2.1%
Banks - 2.1%
BNP Paribas SA 2.159% 9/15/2029 (d)(e)		225,000	211,025
BNP Paribas SA 3.132% 1/20/2033 (d)(e)		650,000	591,537
BNP Paribas SA 3.945% 2/18/2037 (b)(e)	EUR	1,000,000	1,178,002
BNP Paribas SA 5.786% 1/13/2033 (d)(e)		119,000	124,893
BPCE SA 5.716% 1/18/2030 (d)(e)		250,000	258,537
Societe Generale SA 6.691% 1/10/2034 (d)(e)		200,000	217,844
			2,581,838
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (b)	EUR	200,000	215,837
Utilities - 1.9%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (b)	EUR	500,000	630,584
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	100,000	130,610
			761,194
Multi-Utilities - 1.3%
Engie SA 3.875% 3/6/2036 (b)	EUR	300,000	355,155
Engie SA 4.25% 9/6/2034 (b)	EUR	300,000	366,898
Veolia Environnement SA 3.324% 6/17/2032 (b)	EUR	800,000	939,767
			1,661,820
TOTAL UTILITIES			2,423,014

TOTAL FRANCE			6,058,739
GERMANY - 11.4%
Consumer Discretionary - 0.9%
Automobile Components - 0.9%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	200,000	234,639
Schaeffler AG 5.375% 4/1/2031 (b)	EUR	100,000	122,936
ZF Europe Finance BV 4.75% 1/31/2029 (b)	EUR	600,000	691,708
ZF Europe Finance BV 7% 6/12/2030 (b)	EUR	100,000	121,870
			1,171,153
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
METRO AG 4% 3/5/2030 (b)	EUR	250,000	304,169
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vier Gas Transport GmbH 3.625% 9/8/2033 (b)	EUR	400,000	469,681
Financials - 5.2%
Banks - 0.9%
Commerzbank AG 3.625% 1/14/2032 (b)(e)	EUR	300,000	357,768
Commerzbank AG 4.875% 10/16/2034 (b)(e)	EUR	300,000	369,523
Commerzbank AG 8.625% 2/28/2033 (b)(e)	GBP	100,000	144,403
Volkswagen Bank GmbH 3.5% 6/19/2031 (b)	EUR	200,000	234,998
			1,106,692
Capital Markets - 0.9%
Deutsche Bank AG 6.125% 12/12/2030 (b)(e)	GBP	800,000	1,116,988
Financial Services - 3.4%
KfW 0% 1/10/2031 (b)	EUR	415,000	426,975
KfW 0% 9/15/2031 (b)	EUR	420,000	423,303
KfW 0.125% 1/9/2032 (b)	EUR	240,000	241,165
KfW 1.125% 6/15/2037 (b)	EUR	267,000	253,564
KfW 1.125% 9/15/2032 (b)	EUR	130,000	137,462
KfW 3.25% 3/24/2031 (b)	EUR	1,815,000	2,207,599
KfW 3.75% 7/15/2030		500,000	499,622
			4,189,690
TOTAL FINANCIALS			6,413,370

Health Care - 1.5%
Pharmaceuticals - 1.5%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		560,000	598,514
Bayer US Finance LLC 6.5% 11/21/2033 (d)		1,165,000	1,256,716
			1,855,230
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(f)	EUR	472,500	216,348
Deutsche EuroShop AG 4.5% 10/15/2030 (b)	EUR	200,000	236,692
LEG Immobilien SE 3.875% 1/20/2035 (b)	EUR	200,000	231,681
Sirius Real Estate Ltd 4% 1/22/2032 (b)	EUR	300,000	351,038
			1,035,759
Utilities - 2.4%
Electric Utilities - 1.8%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	300,000	353,962
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	100,000	120,109
Amprion GmbH 3.875% 6/5/2036 (b)	EUR	300,000	354,409
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(e)	EUR	500,000	554,867
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	750,000	882,268
			2,265,615
Independent Power and Renewable Electricity Producers - 0.6%
RWE Finance US LLC 5.125% 9/18/2035 (d)		150,000	147,956
RWE Finance US LLC 5.875% 4/16/2034 (d)		583,000	612,468
			760,424
TOTAL UTILITIES			3,026,039

TOTAL GERMANY			14,275,401
HONG KONG - 1.3%
Financials - 1.3%
Insurance - 1.3%
AIA Group Ltd 0.88% 9/9/2033 (b)(e)	EUR	300,000	331,313
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(e)		1,300,000	1,238,816

TOTAL HONG KONG			1,570,129
ITALY - 1.3%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		275,000	302,698
Utilities - 1.1%
Electric Utilities - 0.8%
Enel Finance International NV 4.375% 9/30/2030 (d)		200,000	198,640
Enel Finance International NV 5.5% 6/26/2034 (d)		350,000	362,370
Enel SpA 3.375% (b)(e)(g)	EUR	300,000	353,013
			914,023
Gas Utilities - 0.3%
Snam SpA 5.75% 5/28/2035 (d)		361,000	373,999
TOTAL UTILITIES			1,288,022

TOTAL ITALY			1,590,720
JAPAN - 0.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 3.678% 7/16/2033 (b)	EUR	225,000	268,175
Consumer Staples - 0.3%
Tobacco - 0.3%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		360,000	383,346
TOTAL JAPAN			651,521
LUXEMBOURG - 3.3%
Financials - 0.6%
Financial Services - 0.6%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	2,363,000	716,831
Real Estate - 2.7%
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	122,195
Real Estate Management & Development - 2.6%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (b)	EUR	233,000	260,252
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	600,000	671,548
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (b)	EUR	400,000	465,585
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (b)	EUR	150,000	185,802
Logicor Financing Sarl 0.875% 1/14/2031 (b)	EUR	250,000	256,445
Logicor Financing Sarl 3.75% 7/14/2032 (b)	EUR	300,000	352,000
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	400,000	486,573
P3 Group Sarl 3.75% 4/2/2033 (b)	EUR	200,000	233,730
P3 Group Sarl 4% 4/19/2032 (b)	EUR	300,000	358,112
			3,270,047
TOTAL REAL ESTATE			3,392,242

TOTAL LUXEMBOURG			4,109,073
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		880,000	853,160
MULTI-NATIONAL - 1.6%
Financials - 1.6%
Banks - 1.6%
European Investment Bank 0% 1/14/2031 (b)	EUR	90,000	92,499
European Investment Bank 2.375% 5/15/2030 (b)	EUR	1,185,000	1,386,365
European Investment Bank 2.875% 6/18/2035 (b)	EUR	395,000	460,032

TOTAL MULTI-NATIONAL			1,938,896
NETHERLANDS - 1.9%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	100,000	118,810
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	100,000	126,056
Financials - 1.7%
Banks - 0.9%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	400,000	422,338
ING Groep NV 3% 8/17/2031 (b)(e)	EUR	600,000	699,082
			1,121,420
Insurance - 0.8%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(e)		964,000	973,754
TOTAL FINANCIALS			2,095,174

TOTAL NETHERLANDS			2,340,040
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 0.25% 2/23/2029 (b)(e)	EUR	200,000	221,654
POLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	600,000	646,329
PORTUGAL - 0.3%
Financials - 0.3%
Insurance - 0.3%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(e)	EUR	300,000	355,791
SPAIN - 0.8%
Financials - 0.8%
Banks - 0.8%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (e)		600,000	637,991
CaixaBank SA 3.625% 9/19/2032 (b)(e)	EUR	300,000	358,606

TOTAL SPAIN			996,597
SWEDEN - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	250,000	270,001
SWITZERLAND - 2.1%
Financials - 2.0%
Capital Markets - 1.6%
UBS Group AG 4.125% 6/9/2033 (b)(e)	EUR	460,000	562,868
UBS Group AG 4.75% 3/17/2032 (b)(e)	EUR	1,070,000	1,348,914
			1,911,782
Insurance - 0.4%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(e)		600,000	544,913
TOTAL FINANCIALS			2,456,695

Materials - 0.1%
Containers & Packaging - 0.1%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (b)	EUR	125,000	148,724
TOTAL SWITZERLAND			2,605,419
UNITED KINGDOM - 16.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 4.875% 10/3/2078 (b)(e)	GBP	250,000	336,149
Consumer Discretionary - 1.6%
Broadline Retail - 0.5%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	200,000	218,748
Marks & Spencer PLC 3.25% 7/10/2027 (b)(f)	GBP	270,000	354,810
			573,558
Hotels, Restaurants & Leisure - 0.8%
IHG Finance LLC 3.375% 9/10/2030 (b)	EUR	150,000	176,453
InterContinental Hotels Group PLC 3.375% 10/8/2028 (b)	GBP	340,000	439,702
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	250,000	322,947
			939,102
Household Durables - 0.3%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	400,000	456,072
TOTAL CONSUMER DISCRETIONARY			1,968,732

Consumer Staples - 2.1%
Tobacco - 2.1%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	1,060,000	1,285,285
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (b)	EUR	680,000	866,391
Imperial Brands Finance PLC 3.875% 2/12/2034 (b)	EUR	375,000	436,399
			2,588,075
Financials - 6.3%
Banks - 5.2%
Barclays PLC 3.543% 8/14/2031 (b)(e)	EUR	600,000	712,266
HSBC Holdings PLC 4.787% 3/10/2032 (b)(e)	EUR	470,000	592,554
HSBC Holdings PLC 4.856% 5/23/2033 (b)(e)	EUR	500,000	635,332
HSBC Holdings PLC 5.813% 5/22/2033 (b)(e)	GBP	400,000	553,148
HSBC Holdings PLC 8.201% 11/16/2034 (b)(e)	GBP	400,000	592,831
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(e)	EUR	670,000	843,413
NatWest Group PLC 2.105% 11/28/2031 (b)(e)	GBP	650,000	851,450
NatWest Group PLC 7.416% 6/6/2033 (b)(e)	GBP	300,000	425,328
Standard Chartered PLC 3.864% 3/17/2033 (b)(e)	EUR	300,000	358,527
Virgin Money UK PLC 7.625% 8/23/2029 (b)(e)	GBP	600,000	869,984
			6,434,833
Consumer Finance - 0.4%
Motability Operations Group PLC 3.625% 1/22/2033 (b)	EUR	475,000	559,084
Financial Services - 0.2%
Nationwide Building Society 4% 7/30/2035 (b)(e)	EUR	200,000	238,445
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	400,000	615,773
TOTAL FINANCIALS			7,848,135

Industrials - 1.0%
Ground Transportation - 0.4%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	500,000	462,103
Trading Companies & Distributors - 0.1%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	100,000	132,891
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	450,000	613,067
TOTAL INDUSTRIALS			1,208,061

Real Estate - 0.4%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	200,000	269,318
Real Estate Management & Development - 0.2%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (b)	EUR	210,000	243,861
TOTAL REAL ESTATE			513,179

Utilities - 5.0%
Electric Utilities - 1.3%
London Power Networks PLC 3.837% 6/11/2037 (b)	EUR	275,000	322,124
NGG Finance PLC 2.125% 9/5/2082 (b)(e)	EUR	750,000	863,185
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	400,000	470,066
			1,655,375
Water Utilities - 3.7%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	175,000	210,907
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	385,000	531,624
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	175,000	223,325
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	225,000	315,586
Anglian Water Services Financing PLC 6.625% 1/15/2029 (f)	GBP	100,000	140,691
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (b)	EUR	525,000	621,616
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	140,000	176,312
South West Water Finance PLC 5.25% 9/15/2031 (b)	GBP	375,000	500,648
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	100,000	136,927
SW Finance I PLC 6.875% 8/7/2032 (b)	GBP	100,000	136,073
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	260,000	346,646
United Utilities Water Finance PLC 3.5% 2/27/2033 (b)	EUR	300,000	349,965
Wessex Water Services Finance PLC 6.125% 9/19/2034 (b)	GBP	325,000	441,489
Yorkshire Water Finance PLC 6% 7/22/2033 (b)	GBP	325,000	435,992
			4,567,801
TOTAL UTILITIES			6,223,176

TOTAL UNITED KINGDOM			20,685,507
UNITED STATES - 6.7%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet Inc 3.375% 5/6/2037	EUR	110,000	127,386
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	115,851
Alphabet Inc 4% 5/6/2054	EUR	100,000	114,586
			357,823
Consumer Discretionary - 0.9%
Automobiles - 0.5%
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		582,000	591,984
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp 3.5% 5/21/2032 (b)	EUR	450,000	535,556
TOTAL CONSUMER DISCRETIONARY			1,127,540

Consumer Staples - 0.9%
Tobacco - 0.9%
Philip Morris International Inc 3.25% 6/6/2032	EUR	950,000	1,108,493
Financials - 2.2%
Banks - 0.5%
Citigroup Inc 4.296% 7/23/2036 (e)	EUR	200,000	239,566
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(e)	EUR	300,000	360,632
			600,198
Capital Markets - 0.9%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	430,000	577,482
Morgan Stanley 3.955% 3/21/2035 (e)	EUR	300,000	361,417
Morgan Stanley 4.099% 5/22/2036 (e)	EUR	200,000	242,240
			1,181,139
Consumer Finance - 0.8%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	250,000	299,361
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	275,000	370,965
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)		279,000	279,585
			949,911
TOTAL FINANCIALS			2,731,248

Information Technology - 0.1%
Software - 0.1%
Fiserv Funding ULC 3.5% 6/15/2032	EUR	100,000	117,114
Real Estate - 1.0%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	121,594
Industrial REITs - 0.2%
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	255,000	298,114
Retail REITs - 0.3%
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	353,258
Specialized REITs - 0.4%
American Tower Corp 3.625% 5/30/2032	EUR	425,000	507,287
TOTAL REAL ESTATE			1,280,253

Utilities - 1.3%
Electric Utilities - 1.3%
Duke Energy Corp 3.85% 6/15/2034	EUR	550,000	646,299
Southern Co/The 1.875% 9/15/2081 (e)	EUR	850,000	959,849
			1,606,148
TOTAL UNITED STATES			8,328,619
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $75,383,649)			76,926,861

Preferred Securities - 6.6%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
CPI Property Group SA 3.75% (b)(e)(g)	EUR	800,000	846,892
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Oyj 7.875% (b)(e)(g)	EUR	300,000	348,714
GERMANY - 3.0%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Volkswagen International Finance NV 3.875% (b)(e)(g)	EUR	500,000	581,908
Real Estate - 2.5%
Real Estate Management & Development - 2.5%
Aroundtown Finance Sarl 7.875% (e)(g)		750,000	799,115
Aroundtown SA 5 year ISDA Fixed EURIBOR + 3.98%, 6.193% (b)(e)(g)(h)	EUR	1,400,000	1,678,417
Grand City Properties SA 1.5% (b)(e)(g)	EUR	600,000	692,170
			3,169,702
TOTAL GERMANY			3,751,610
SWEDEN - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Heimstaden Bostad AB 3.625% (b)(e)(g)	EUR	150,000	177,742
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(e)(g)(h)(i)	EUR	650,000	533,910

TOTAL SWEDEN			711,652
SWITZERLAND - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(e)(g)(h)(i)(j)		1,900,000	161,500
UNITED KINGDOM - 1.9%
Consumer Staples - 1.1%
Tobacco - 1.1%
British American Tobacco PLC 3% (b)(e)(g)	EUR	1,100,000	1,318,488
Financials - 0.2%
Banks - 0.2%
Barclays PLC 8.875% (b)(e)(g)	GBP	200,000	284,261
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(e)(g)	GBP	290,000	247,975
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC 3.74% (b)(e)(g)	GBP	400,000	543,516
TOTAL UNITED KINGDOM			2,394,240
TOTAL PREFERRED SECURITIES (Cost $10,485,827)			8,214,608

U.S. Treasury Obligations - 20.6%
	Yield (%) (k)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	700,000	441,438
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	500,000	333,594
US Treasury Bonds 3.25% 5/15/2042	4.12 to 4.13	2,600,000	2,184,203
US Treasury Bonds 3.625% 5/15/2053	3.94	500,000	412,969
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	710,000	656,417
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	400,000	371,281
US Treasury Bonds 4.375% 8/15/2043	4.91	50,000	48,253
US Treasury Bonds 4.5% 2/15/2044	4.45	500,000	489,043
US Treasury Bonds 4.625% 11/15/2044	4.86 to 4.94	325,000	321,978
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	775,000	769,339
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.46	2,660,000	2,941,898
US Treasury Notes 2.625% 7/31/2029 (l)	4.11	3,000,000	2,887,267
US Treasury Notes 3.5% 2/15/2033	4.32	1,000,000	970,820
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	1,500,000	1,482,422
US Treasury Notes 3.75% 12/31/2030	4.07	435,000	434,524
US Treasury Notes 3.75% 8/31/2031	3.64	970,000	965,605
US Treasury Notes 4% 4/30/2032	4.11	2,095,000	2,107,194
US Treasury Notes 4% 7/31/2032	4.01 to 4.10	650,000	653,047
US Treasury Notes 4.125% 11/30/2029	4.11	410,000	416,598
US Treasury Notes 4.125% 5/31/2032	4.19	344,000	348,377
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,700,000	1,725,948
US Treasury Notes 4.25% 5/15/2035	4.22 to 4.48	875,000	883,066
US Treasury Notes 4.25% 6/30/2031	4.35	560,000	572,206
US Treasury Notes 4.375% 1/31/2032	4.21	160,000	164,425
US Treasury Notes 4.375% 12/31/2029	4.39	265,000	271,853
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	965,000	997,720
US Treasury Notes 4.5% 5/31/2029	4.37	200,000	205,609
US Treasury Notes 4.625% 2/15/2035	4.40 to 4.44	1,025,000	1,065,302
US Treasury Notes 4.625% 4/30/2029	4.72	555,000	572,712
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,763,296)			25,695,108

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $3,964,964)	4.21	3,964,172	3,964,964

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $123,130,944)	122,526,503
NET OTHER ASSETS (LIABILITIES) - 1.7%	2,172,961
NET ASSETS - 100.0%	124,699,464

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	5	12/15/2025	375,024	(967)	(967)
CBOT 10Y US Treasury Ultra Notes Contracts (United States)	6	12/19/2025	690,563	2,693	2,693
CBOT 2Y US Treasury Notes Contracts (United States)	4	12/31/2025	833,469	681	681
CBOT 5Y US Treasury Notes Contracts (United States)	21	12/31/2025	2,292,773	4,432	4,432
CBOT US Treasury Long Bond Contracts (United States)	22	12/19/2025	2,565,063	63,256	63,256
TME 10Y Canadian Bond Contacts (Canada)	14	12/18/2025	1,231,903	27,435	27,435

TOTAL PURCHASED					97,530

Sold

Interest Rate Contracts
ICE United Kingdom of Great Britain and Northern Ireland Contracts (United Kingdom)	3	12/29/2025	366,512	933	933

TOTAL FUTURES CONTRACTS					98,463
The notional amount of futures purchased as a percentage of Net Assets is 6.5%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	190,000	USD	136,443	JPMorgan Chase Bank NA	10/1/2025	81
EUR	400,000	USD	469,672	BNP Paribas SA	10/2/2025	(52)
EUR	100,000	USD	116,911	BNP Paribas SA	10/3/2025	501
EUR	45,000	USD	52,577	BNP Paribas SA	10/3/2025	258
EUR	45,000	USD	53,038	BNP Paribas SA	10/3/2025	(202)
EUR	413,000	USD	482,291	Bank of America NA	10/3/2025	2,623
EUR	199,000	USD	234,434	Bank of America NA	10/3/2025	(782)
EUR	112,000	USD	130,657	Citibank NA	10/3/2025	845
EUR	493,000	USD	570,448	Goldman Sachs Bank USA	10/3/2025	8,396
EUR	305,000	USD	356,589	JPMorgan Chase Bank NA	10/3/2025	1,519
EUR	219,000	USD	256,099	Royal Bank of Canada	10/3/2025	1,034
EUR	50,000	USD	58,669	State Street Bank & Trust Co	10/3/2025	37
GBP	133,000	USD	181,455	BNP Paribas SA	10/3/2025	(2,582)
GBP	41,000	USD	55,485	Bank of America NA	10/3/2025	(343)
GBP	302,000	USD	408,291	Bank of America NA	10/3/2025	(2,129)
GBP	121,000	USD	162,636	Brown Brothers Harriman & Co.	10/3/2025	98
GBP	66,000	USD	89,549	JPMorgan Chase Bank NA	10/3/2025	(785)
GBP	158,000	USD	213,185	JPMorgan Chase Bank NA	10/3/2025	(690)
GBP	225,000	USD	304,261	Royal Bank of Canada	10/3/2025	(1,656)
USD	13,727	AUD	21,000	BNP Paribas SA	10/3/2025	(169)
USD	501,033	AUD	760,000	Bank of America NA	10/3/2025	(1,867)
USD	409,780	AUD	623,000	Citibank NA	10/3/2025	(2,465)
USD	5,869	CAD	8,000	BNP Paribas SA	10/3/2025	121
USD	67,551	CAD	93,000	Bank of America NA	10/3/2025	723
USD	2,968,014	CAD	4,013,000	JPMorgan Chase Bank NA	10/3/2025	84,338
USD	134,947	CAD	186,000	JPMorgan Chase Bank NA	10/3/2025	1,291
USD	164,466	CAD	229,000	JPMorgan Chase Bank NA	10/3/2025	(90)
USD	60,229,587	EUR	50,906,000	BNP Paribas SA	10/3/2025	459,520
USD	456,784	EUR	389,000	BNP Paribas SA	10/3/2025	49
USD	402,414	EUR	340,000	Bank of America NA	10/3/2025	3,212
USD	38,740	EUR	33,000	Bank of America NA	10/3/2025	(6)
USD	171,933	EUR	147,000	Bank of America NA	10/3/2025	(663)
USD	126,569	EUR	109,000	Goldman Sachs Bank USA	10/3/2025	(1,410)
USD	1,211,011	EUR	1,054,000	JPMorgan Chase Bank NA	10/3/2025	(26,518)
USD	346,195	EUR	294,000	JPMorgan Chase Bank NA	10/3/2025	1,002
USD	462,588	EUR	399,000	JPMorgan Chase Bank NA	10/3/2025	(5,889)
USD	559,774	EUR	475,000	JPMorgan Chase Bank NA	10/3/2025	2,064
USD	54,047	EUR	46,000	Royal Bank of Canada	10/3/2025	37
USD	16,261,195	GBP	11,911,000	BNP Paribas SA	10/3/2025	241,997
USD	418,731	GBP	312,000	JPMorgan Chase Bank NA	10/3/2025	(881)
USD	82,842	GBP	61,000	JPMorgan Chase Bank NA	10/3/2025	803
USD	82,185	GBP	61,000	State Street Bank & Trust Co	10/3/2025	145
USD	406,709	JPY	58,400,000	JPMorgan Chase Bank NA	10/3/2025	11,761
USD	932,434	JPY	137,050,000	Royal Bank of Canada	10/3/2025	5,593

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						778,869
Unrealized Appreciation						828,048
Unrealized Depreciation						(49,179)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,600,000	(42,954)	29,222	(13,732)
Generali 4.125% 5/4/2026	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	750,000	(6,854)	(2,573)	(9,427)
Societe Generale SA 5.25% 9/6/2032	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	4,298	(5,083)	(785)
Deutsche Bank AG 5.625% 5/19/2031	6/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	5,677	(13,298)	(7,621)
Allianz SE 2.121% 7/8/2050	12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,000,000	(14,058)	11,676	(2,382)
Aviva PLC 6.125% 11/14/2036	12/20/2030	Citibank NA	(1%)	Quarterly	EUR	800,000	(1,374)	227	(1,147)
Intesa Sanpaolo SpA 6.184% 2/20/2034	6/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	700,000	(5,341)	(4,451)	(9,792)
Commerzbank AG 4% 12/5/2030	12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	4,598	(8,041)	(3,443)
Heidelberg Materials AG 3.75% 5/31/2032	12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	790,000	(196,504)	190,704	(5,800)
UniCredit SpA 5.375% 4/16/2034	6/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	(2,134)	(5,871)	(8,005)

TOTAL CREDIT DEFAULT SWAPS							(254,646)	192,512	(62,134)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $71,678,608 or 57.5% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,693,041 or 5.4% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $231,944.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,873,407	23,898,994	25,807,388	126,698	(49)	-	3,964,964	3,964,172	0.0%
Fidelity Securities Lending Cash Central Fund	-	950,437	950,437	49	-	-	-	-	0.0%
Total	5,873,407	24,849,431	26,757,825	126,747	(49)	-	3,964,964

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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